TAX PAYABLE	9 Months Ended
Sep. 30, 2020
TAX PAYABLE
NOTE 10 - TAX PAYABLE

Tax payables consists of the following:

	September 30, 2020	December 31, 2019
Valued Added Tax (“VAT”) Payables	$63,666	-
Income Tax	489,421	-
Others	3,715	-
	556,802	-

The Group’s PRC subsidiary is subject to the VAT rate of 6% of total revenue and statutory income tax rate of 25%.